Other Payables, Accruals and Advance Receipts (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Other Payables, Accruals and Advance Receipts
Accrued salaries and benefits	$ 7,904	$ 9,295
Accrued research and development expenses	23,908	14,613
Accrued selling expenses and rebates	5,524	4,121
Accrued administrative and other general expenses	4,843	4,729
Deferred government incentives	1,936	1,790
Loan from a non-controlling shareholder of a subsidiary (Note 18 (iv))	1,550	1,550
Deposits (note)	1,386	1,282
Others	2,618	3,573
Total other payables, accruals and advance receipts	$ 49,669	40,953
Advance from customers		$ 700